Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operations
Net income (loss)	$ 765	$ (1,929)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Amortization of deferred financing costs	168	158
Provision for loan losses	588	1,805
Change in loan origination fees, net	99	87
Depreciation and amortization	53	85
Impairment of foreclosed assets, net	10	354
Gain on foreclosed assets	(67)	(52)
Gain on sale of foreclosed assets, net	(166)	(160)
Loss on foreclosed assets	47	54
Loss on sale of foreclosed assets	92	102
Gain on extinguishment of debt	(371)	(361)
Net change in operating assets and liabilities:
Other assets	(133)	(831)
Accrued interest receivable	3	430
Customer interest escrow	(262)	(217)
Accrued interest payable	716	1,422
Accounts payable and accrued expenses	7	(177)
Net cash provided by operating activities	1,549	770
Cash flows from investing activities
Loan originations and principal collections, net	(2,016)	3,814
Investment in foreclosed assets	(818)	(1,410)
Additions for construction in real estate investments	(670)	(41)
Deposits for construction in real estate investments	200
Proceeds from sale of foreclosed assets	3,418	3,697
Net cash provided by investing activities	114	6,060
Cash flows from financing activities
Contributions from preferred B equity holders	90	160
Contributions from preferred C equity holders	1,000	300
Distributions to redeemable preferred equity holders	(101)	(49)
Distributions to common equity holders	(241)	(217)
Proceeds from secured note payable	9,319	12,927
Repayments of secured note payable	(12,420)	(18,379)
Proceeds from unsecured notes payable	9,088	10,103
Redemptions/repayments of unsecured notes payable	(9,655)	(9,018)
Proceeds from PPP loan and EIDL advance	361	371
Deferred financing costs paid	(118)	(162)
Net cash used in financing activities	(2,677)	(3,964)
Net change in cash and cash equivalents	(1,014)	2,866
Cash and cash equivalents
Beginning of period	4,749	1,883
End of period	3,735	4,749
Supplemental disclosure of cash flow information
Cash paid for interest	5,814	5,501
Non-cash investing and financing activities
Earned by Series B preferred equity holders but not distributed to customer interest escrow	43	106
Earned by Series B preferred equity holders and distributed to customer interest escrow	231	83
Foreclosure of assets transferred from loans receivable, net	791	2,118
Earned but not paid distributions of Series C preferred equity holders	503	372
Secured and unsecured notes payable transfers	158	1,424
Accrued interest payable transferred to unsecured notes payable	1,410	797
Construction loans funded through the reduction of Secured LOC from affiliates	141
Transfer of loan receivables to real estate investments		1,140
PPP forgiveness in reduction of debt	$ 371	$ 361